SCHEDULE OF CURRENCY EXCHANGE RATE (Details)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Year End Spot Rate [Member]
Foreign currency exchange rate	1	1	1
Year End Spot Rate MYR [Member]
Foreign currency exchange rate	4.6938	4.6359	4.1869
Average Rate [Member]
Foreign currency exchange rate	1	1	1
Average Rate MYR [Member]
Foreign currency exchange rate	4.5263	4.3041	4.1243